Accounts Receivable, Net	12 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
6.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net is analyzed as follows:

	As of March 31,
	2025	2026
	$	$

Accounts receivable	1,131	1,050
Less: allowance for expected credit losses	(109)	(27)

Total accounts receivable, net	1,022	1,023

Details of the movements of the expected credit loss provision are as follows:

	For the Years Ended March 31,
	2024	2025	2026
	$	$	$

At beginning of year	554	43	109
Provision (reversal) for the year	(511)	66	(82)

At end of year	43	109	27